6. Debt instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments Currency [Abstract]
Brazilian Real	R$ 207,752,590	R$ 164,447,235	R$ 166,743,410
US dollar	22,292,647	8,884,695	8,690,005
Euro	57,227	0	0
Total	R$ 230,102,464	R$ 173,331,930	R$ 175,433,415